Note 19 - Trade and Other Payables	3 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Disclosure of trade and other payables [text block]
1 9 .	Trade and other payables

	As at June 30	As at March 31
(US dollars in thousands)	2019	2019	2018	2017
Trade payables	5,554	5,675	3,806	2,158
Accruals	2,247	1,952	3,008	1,297
Related party payable	1,527	1,378	1,838	1,445
Payroll liabilities	1,209	1,165	504	1,972
Sales tax payable	1,054	764	310	412
Contract liabilities	10,095	4,978	1,544	305
Other creditors	2,953	2,011	3,072	81
Treasury shares (see Note 23 for further details)	-	-	-	592
Total	24,639	17,923	14,082	8,262

In accordance with IFRS
15
contract liabilities are presented as a separate line item. Contract liabilities relate to the Company’s obligation to transfer goods or services to customers for which the Company has received consideration (or the amount is due) from customers. Contract liabilities are recorded as revenue when the Company fulfils its performance obligations under the contract.

All contract liabilities balances at
31
March 2019,
except for
$2.4
million, were recognized as revenue in the
three
months ended
30
June 2019.
All contract liabilities balances at
31
March 2018
and
2017
were recognized as revenue in the year ended
31
March 2019
and
2018,
respectively.